Schedule of Investments (unaudited) August 31, 2020	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.2%

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$500	$602,095

New Jersey — 84.6%

Corporate — 4.9%
New Jersey Economic Development Authority, RB
Series A, 5.00%, 06/15/42	4,545	5,151,849
AMT, 4.00%, 08/01/59	4,200	4,680,312
New Jersey Economic Development Authority, Refunding RB
5.00%, 06/15/22	1,700	1,815,566
5.00%, 06/15/29	640	674,304
3.38%, 04/01/38	1,360	1,431,767
3.50%, 04/01/42	720	760,018
Series A, 5.00%, 07/01/33	125	140,176
Series A, 4.00%, 07/01/34	165	172,625
Series A, AMT, 2.20%, 10/01/39(a)	2,130	2,266,554
Series D, AMT, 4.88%, 11/01/29	1,000	1,006,830

		18,100,001

County/City/Special District/School District — 13.1%
Carlstadt School District, Refunding GO, 4.00%, 05/01/30	1,415	1,578,546
City of Bayonne New Jesery, Refunding GO, (BAM), 5.00%, 07/01/39	660	787,657
City of East Orange New Jesery, Refunding GO
(AGM), 3.00%, 09/15/30	2,200	2,435,026
(AGM), 3.00%, 09/15/31	2,200	2,413,730
County of Mercer NJ, Refunding GO, 3.00%, 02/15/31	1,585	1,725,415
Egg Harbor Township School District, Refunding GO, (AGM), 5.75%, 07/15/25	2,000	2,479,300
Essex County Improvement Authority, RB
(GTD), 4.00%, 11/01/44	7,470	8,346,380
Series A, (AGM), 6.00%, 11/01/20(b)	1,090	1,100,399
Essex County Improvement Authority, Refunding RB, (GTD, NPFGC), 5.50%, 10/01/29	1,500	2,074,665
Ewing Township Board of Education, GO
4.00%, 07/15/38	920	1,072,499
4.00%, 07/15/39	840	976,954
Monmouth County Improvement Authority, RB
Series B, (GTD), 4.00%, 12/01/38	250	300,050
Series B, (GTD), 4.00%, 12/01/39	590	705,528
Monmouth Regional High School District, GO, 3.00%, 02/01/34	1,260	1,355,168
New Jersey Economic Development Authority, RB(b)
5.00%, 06/15/23	2,000	2,263,600
Series KK, 5.00%, 09/01/22	1,070	1,172,089
New Jersey Economic Development Authority, RB, CAB, Series A, (NPFGC), 0.00%, 07/01/21(c)	1,675	1,656,491
New Jersey Economic Development Authority, Refunding RB, CAB, Series A, (NPFGC), 0.00%, 03/15/21(c)	2,000	1,985,860
Sparta Township Board of Education, Refunding GO, 5.00%, 02/15/25(b)	1,350	1,629,855
Toms River Board of Education, GO, 3.00%, 07/15/37	4,605	4,917,449

Security	Par (000)	Value

County/City/Special District/School District (continued)
Township of Bloomfield New Jersey, Refunding GO
3.00%, 02/01/32	$1,000	$1,092,000
3.00%, 02/01/33	1,040	1,127,765
Township of Irvington New Jersey, Refunding GO, Series A, (AGM), 5.00%, 07/15/31	2,445	2,770,038
Township of Monroe New Jersey/Gloucester County, Refunding GO
3.00%, 05/01/32	405	438,117
3.00%, 06/01/37	385	409,286
3.00%, 06/01/38	410	435,367
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 4.75%, 12/01/31	1,250	1,313,550

		48,562,784

Education — 14.6%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,250	1,343,013
Gloucester County Improvement Authority, RB
5.00%, 07/01/44	530	589,864
Series A, 5.00%, 07/01/34	1,855	2,116,128
New Jersey Economic Development Authority, RB
6.00%, 10/01/43	1,000	1,083,300
4.00%, 06/15/49	1,190	1,263,637
Series A, 5.00%, 07/01/27(d)	170	180,317
Series A, 5.13%, 11/01/29(d)	100	107,545
Series A, 5.25%, 07/01/37(d)	470	490,111
Series A, 6.25%, 11/01/38(d)	210	233,745
Series A, 5.00%, 06/15/39(d)	825	858,363
Series A, 5.00%, 07/01/47	265	248,565
Series A, 5.38%, 07/01/47(d)	815	839,686
Series A, 5.00%, 12/01/48	2,190	2,395,137
Series A, 5.00%, 06/15/49(d)	135	137,803
Series A, 5.00%, 07/01/50	200	213,158
Series A, 6.50%, 11/01/52(d)	1,210	1,337,014
Series A, 5.25%, 11/01/54(d)	1,100	1,065,009
Series AAA, 5.00%, 06/15/41	1,990	2,225,158
Series DDD, 5.00%, 06/15/42	3,000	3,375,720
Series EEE, 5.00%, 06/15/43	2,155	2,476,375
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	3,260,802
(AGM), 5.00%, 06/01/42	690	803,995
Series A, 3.50%, 09/01/22(d)	85	85,425
Series A, 4.75%, 08/01/24(d)	195	199,939
Series A, 5.63%, 08/01/34(d)	250	260,658
Series A, 5.00%, 09/01/37(d)	315	328,132
Series A, 5.88%, 08/01/44(d)	430	446,400
Series A, 5.13%, 09/01/52(d)	1,000	1,025,940
Series PP, 4.00%, 06/15/30	4,875	5,200,211
New Jersey Educational Facilities Authority, RB
Series A, 5.00%, 09/01/33	1,750	1,932,210
Series C, (AGM), 3.25%, 07/01/49	290	298,007
Series C, (AGM), 4.00%, 07/01/50	245	270,676
New Jersey Educational Facilities Authority, Refunding RB
Series A, 5.00%, 07/01/33	2,005	2,269,861
Series B, 5.00%, 07/01/32	2,465	2,884,321
Series B, 5.00%, 07/01/42	560	592,592
Series H, (AGM), 4.00%, 07/01/39	715	779,085

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, 4.00%, 12/01/48	$700	$720,909
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series A, 2.38%, 12/01/29	2,500	2,447,025
Series 1, AMT, 5.75%, 12/01/28	385	403,307
Series C, AMT, 3.63%, 12/01/49	1,065	1,068,025
New Jersey Institute of Technology, RB
Series A, 5.00%, 07/01/22(b)	460	500,268
Series A, 5.00%, 07/01/40	5,000	5,840,000

		54,197,436

Health — 13.1%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	270,313
5.00%, 01/01/39	270	262,726
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	4,660	5,440,783
4.00%, 07/01/44	4,120	4,541,558
Series A, 5.25%, 07/01/35	1,460	1,629,944
Series A, 5.00%, 07/01/39	1,150	1,305,929
Series A, 5.00%, 07/01/43	1,535	1,731,588
Series A, 5.50%, 07/01/43	920	1,023,426
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/27	1,500	1,621,740
5.00%, 07/01/29	285	327,100
5.00%, 07/01/31	300	342,039
5.00%, 07/01/34	1,000	1,208,400
5.00%, 08/15/34	460	508,843
5.00%, 07/01/39	4,060	4,850,847
4.00%, 07/01/41	1,000	1,114,120
5.00%, 07/01/45	2,650	2,931,987
Series A, 5.63%, 07/01/21(b)	1,540	1,609,100
Series A, 6.00%, 07/01/21(b)	2,985	3,129,026
Series A, 5.00%, 07/01/24	1,000	1,081,020
Series A, 5.00%, 07/01/25	2,230	2,410,117
Series A, 4.00%, 07/01/32	2,300	2,608,108
Series A, 5.00%, 07/01/37	6,000	7,294,560
Series A, 5.00%, 07/01/43	1,290	1,501,289

		48,744,563

Housing — 2.0%
New Jersey Housing & Mortgage Finance Agency, Refunding RB
Series A, 4.00%, 11/01/48	150	161,379
Series A, 4.10%, 11/01/53	100	107,453
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	1,100	1,239,524
Series E, 2.25%, 10/01/40	845	843,276
Series E, 2.40%, 10/01/45	650	644,209

Security	Par (000)	Value

Housing (continued)
Newark Housing Authority Scholarship Foundation A New Jersey Non, RB, M/F Housing, Series A, 4.38%, 12/01/33	$2,515	$2,711,824
Newark Housing Authority Scholarship Foundation A New Jersey, RB, M/F Housing, Series A, 5.00%, 12/01/30	1,640	1,857,349

		7,565,014

Other — 1.3%
New Jersey Economic Development Authority, RB, Series B, AMT, 6.50%, 04/01/31	1,835	1,954,807
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	2,500	2,757,975

		4,712,782

State — 6.7%
Casino Reinvestment Development Authority, Inc., Refunding RB
(AGM), 4.00%, 11/01/34	500	517,710
5.25%, 11/01/39	1,020	1,048,356
5.25%, 11/01/44	1,590	1,623,788
Essex County Improvement Authority, RB, Series A, (AGM), 5.00%, 11/01/20(e)	257	258,989
Garden State Preservation Trust, RB
Series A, (AGM), 5.75%, 11/01/28	2,565	3,295,871
Series B, (AGM), 0.00%, 11/01/27(c)	4,135	3,696,152
Garden State Preservation Trust, RB, CAB, Series B, (AGM), 0.00%, 11/01/24(c)	10,000	9,534,800
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 09/15/29	2,000	2,168,940
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC), 5.50%, 03/01/21(e)	805	825,616
New Jersey Transportation Trust Fund Authority, Refunding RB, Series B, (NPFGC), 5.50%, 12/15/21	1,800	1,898,154

		24,868,376

Tobacco — 2.7%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,500	1,739,940
Series A, 5.25%, 06/01/46	915	1,077,870
Sub-Series B, 5.00%, 06/01/46	6,390	7,228,687

		10,046,497

Transportation — 24.1%
Delaware River Port Authority, RB, 5.00%, 01/01/40	1,500	1,681,020
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.13%, 01/01/39	1,000	1,100,600
AMT, (AGM), 5.13%, 07/01/42	1,000	1,087,540
AMT, 5.38%, 01/01/43	905	995,590
New Jersey Transportation Trust Fund Authority, RB
Series A, 6.00%, 06/15/21(b)	3,185	3,330,459
Series A, 5.00%, 06/15/30	1,250	1,442,000
Series A, 0.00%, 12/15/35(c)	8,900	5,234,980
Series AA, 5.25%, 06/15/31	2,000	2,187,440
Series AA, 5.00%, 06/15/45	1,000	1,088,260
Series B, 5.00%, 06/15/21(b)	600	622,692
Series B, 5.25%, 06/15/26	1,500	1,547,415
Series B, 5.00%, 06/15/33	550	646,674
Series B, 5.25%, 06/15/36(f)	5,000	5,131,450
Series BB, 5.00%, 06/15/44	500	573,575
Series BB, 4.00%, 06/15/50	2,545	2,687,876

2

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Series BB, 5.00%, 06/15/50	$535	$610,510
Series S, 5.25%, 06/15/43	1,720	2,022,032
New Jersey Transportation Trust Fund Authority, RB, CAB(c)
Series A, 0.00%, 12/15/32	10,000	6,739,200
Series A, 0.00%, 12/15/38	10,000	5,222,200
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/31	2,730	3,136,661
Series A, 5.00%, 12/15/32	1,775	2,092,157
Series A, 5.00%, 12/15/35	455	531,558
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/48	9,000	9,971,280
Series E, 5.00%, 01/01/45	2,000	2,247,100
New Jersey Turnpike Authority, Refunding RB
Series A, (AGM, BHAC), 5.25%, 01/01/30	1,000	1,346,950
Series B, 5.00%, 01/01/34	1,600	1,963,936
Series E, 5.00%, 01/01/32	1,350	1,674,162
Port Authority of New York & New Jersey, RB
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,187,130
218th Series, AMT, 4.00%, 11/01/34	2,345	2,714,549
218th Series, AMT, 4.00%, 11/01/47	3,545	3,966,642
Series 221, AMT, 4.00%, 07/15/45	2,170	2,459,044
Series 6, AMT, (NPFGC), 5.75%, 12/01/22	1,270	1,273,950
Port Authority of New York & New Jersey, Refunding RB
Series 205th, 5.00%, 11/15/42	1,975	2,385,800
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	3,000	3,339,120
South Jersey Port Corp., RB, Series B, AMT, 5.00%, 01/01/48	2,380	2,590,749
South Jersey Transportation Authority, Refunding RB
Series A, 5.00%, 11/01/22(b)	280	308,921
Series A, 5.00%, 11/01/28	15	16,358
Series A, 5.00%, 11/01/32	440	485,764
Series A, 5.00%, 11/01/33	250	274,775
Series A, 5.00%, 11/01/39	1,500	1,620,750

		89,538,869

Utilities — 2.1%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	425	444,206
New Jersey Infrastructure Bank, RB, Series B, AMT, 5.00%, 09/01/21(b)	1,355	1,417,438
North Hudson Sewerage Authority, Refunding RB, Series A, (NPFGC), 0.00%, 08/01/21(c)(e)	5,000	4,988,600
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/20(b)	980	996,317

		7,846,561

Total Municipal Bonds in New Jersey		314,182,883

Security	Par (000)	Value

New York — 0.3%

Transportation — 0.3%
Port Authority of New York & New Jersey, RB, Series 8, 6.00%, 12/01/42	$1,000	$1,010,630
Port Authority of New York & New Jersey, Refunding RB, Series 178, AMT, 5.00%, 12/01/43	285	315,039

Total Municipal Bonds in New York		1,325,669

Puerto Rico — 3.2%

State — 2.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 0.00%, 07/01/51(c)	1,885	389,309
Series A-1, Restructured, 4.75%, 07/01/53	2,932	3,068,983
Series A-1, Restructured, 5.00%, 07/01/58	3,105	3,305,769
Series A-2, Restructured, 4.33%, 07/01/40	580	603,751
Series A-2, Restructured, 4.78%, 07/01/58	1,518	1,598,287
Series B-1, Restructured, 0.00%, 07/01/46(c)	567	161,958
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	4,330	1,235,652

		10,363,709

Utilities — 0.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.13%, 07/01/37	160	164,293
Series A, Senior Lien, 5.25%, 07/01/42	1,445	1,487,021

		1,651,314

Total Municipal Bonds in Puerto Rico		12,015,023

Total Municipal Bonds — 88.3% (Cost: $299,665,951)		328,125,670

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New Jersey — 9.0%

Corporate(g) — 3.1%
New Jersey Economic Development Authority, Refunding RB
AMT, 3.00%, 08/01/41	4,622	4,743,726
AMT, 3.00%, 08/01/43	6,648	6,822,438

		11,566,164

County/City/Special District/School District — 2.8%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	1,440	1,716,595
Union County Utilities Authority, Refunding RB
Series A, 5.00%, 06/15/41	2,000	2,066,680
Series A, AMT, 5.25%, 12/01/31	6,300	6,647,949

		10,431,224

Education — 0.8%
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(b)	2,500	2,816,850

Health — 2.2%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/47	7,332	7,978,910

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 0.1%
Port Authority of New York & New Jersey, Refunding RB, AMT, Consolidated, 169th Series, 5.00%, 10/15/41	$496	$514,880

Total Municipal Bonds in New Jersey		33,308,028

New York — 0.4%

Transportation — 0.4%
Port Authority of New York & New Jersey, Refunding RB, 194th Series, 5.25%, 10/15/55	1,455	1,699,906

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.4% (Cost: $33,290,824)		35,007,934

Total Long-Term Investments — 97.7% (Cost: $332,956,775)		363,133,604

	Shares

Short-Term Securities

Money Market Funds — 7.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(i)(j)	29,003,999	29,009,800

Total Short-Term Securities — 7.8% (Cost: $29,009,519)		29,009,800

Total Investments — 105.5% (Cost: $361,966,294)		392,143,404

Liabilities in Excess of Other Assets — (0.6)%		(2,274,537)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.9)%		(18,308,927)

Net Assets — 100.0%		$371,559,940

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	When-issued security.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 1, 2037, is $5,808,746.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$9,091,474	$19,919,359	(a)	$—	$(316)	$(717)	$29,009,800	29,003,999	$748	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

4

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock New Jersey Municipal Bond Fund

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$328,125,670	$—	$328,125,670
Municipal Bonds Transferred to Tender Option Bond Trusts	—	35,007,934	—	35,007,934
Short-Term Securities
Money Market Funds	29,009,800	—	—	29,009,800

	$29,009,800	$363,133,604	$—	$392,143,404

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $18,302,572 are categorized as Level 2 within the disclosure hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

BAM	Build America Mutual Assurance Co.

BHAC	Berkshire Hathaway Assurance Corp.

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SCHEDULE OF INVESTMENTS	5